UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT          August 3, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            165
                                            ----------

Form 13F Information Table Value Total:     $  182,142
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   2302      29146   SH         Sole        N/A       29146
ABB LTD                        SPONSORED ADR    000375204   1124      65030   SH         Sole        N/A       65030
ABBOTT LABS                    COM              002824100    494      10567   SH         Sole        N/A       10567
ABIOMED INC                    COM              003654100    244      25205   SH         Sole        N/A       25205
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100   1157      50165   SH         Sole        N/A       50165
ALLEGHANY CORP DEL             COM              017175100    534       1821   SH         Sole        N/A        1821
ALLERGAN INC                   COM              018490102    512       8795   SH         Sole        N/A        8795
ALTERA CORP                    COM              021441100   1637      66000   SH         Sole        N/A       66000
AMERICAN EXPRESS CO            COM              025816109    588      14799   SH         Sole        N/A       14799
AMERIPRISE FINL INC            COM              03076C106    238       6584   SH         Sole        N/A        6584
AMGEN INC                      COM              031162100   1878      35694   SH         Sole        N/A       35694
AMPHENOL CORP NEW              CL A             032095101    700      17825   SH         Sole        N/A       17825
ANADARKO PETE CORP             COM              032511107    354       9812   SH         Sole        N/A        9812
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    225       5200   SH         Sole        N/A        5200
APACHE CORP                    COM              037411105   1656      19675   SH         Sole        N/A       19675
APPLE INC                      COM              037833100   2290       9105   SH         Sole        N/A        9105
AT&T INC                       COM              00206R102   1968      81372   SH         Sole        N/A       81372
AUTOMATIC DATA PROCESSING IN   COM              053015103    334       8291   SH         Sole        N/A        8291
BANK OF AMERICA CORPORATION    COM              060505104    539      37524   SH         Sole        N/A       37524
BERKLEY W R CORP               COM              084423102    958      36200   SH         Sole        N/A       36200
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    437       5484   SH         Sole        N/A        5484
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    486      50850   SH         Sole        N/A       50850
BOEING CO                      COM              097023105    238       3790   SH         Sole        N/A        3790
BOSTON SCIENTIFIC CORP         COM              101137107    133      23000   SH         Sole        N/A       23000
BRISTOL MYERS SQUIBB CO        COM              110122108   1284      51464   SH         Sole        N/A       51464
CANADIAN NAT RES LTD           COM              136385101    371      11170   SH         Sole        N/A       11170
CAREFUSION CORP                COM              14170T101    319      14059   SH         Sole        N/A       14059
CELGENE CORP                   COM              151020104   1323      26025   SH         Sole        N/A       26025
CEMEX SAB DE CV                SPON ADR NEW     151290889    213      22000   SH         Sole        N/A       22000
CHEVRON CORP NEW               COM              166764100   1628      23995   SH         Sole        N/A       23995
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    364      19335   SH         Sole        N/A       19335
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   1424      28810   SH         Sole        N/A       28810
CHURCH & DWIGHT INC            COM              171340102    605       9650   SH         Sole        N/A        9650
CIMAREX ENERGY CO              COM              171798101   3283      45871   SH         Sole        N/A       45871
CISCO SYS INC                  COM              17275R102   2902     136162   SH         Sole        N/A      136162
CITIGROUP INC                  COM              172967101    276      73438   SH         Sole        N/A       73438
CITRIX SYS INC                 COM              177376100    232       5500   SH         Sole        N/A        5500
CLEAN ENERGY FUELS CORP        COM              184499101    433      52440   SH         Sole        N/A       52440
CLEAN HARBORS INC              COM              184496107   1561      23500   SH         Sole        N/A       23500
CME GROUP INC                  COM              12572Q105   1413       5018   SH         Sole        N/A        5018
COCA COLA CO                   COM              191216100   2686      53588   SH         Sole        N/A       53588
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    442       8835   SH         Sole        N/A        8835
COLGATE PALMOLIVE CO           COM              194162103   1738      22063   SH         Sole        N/A       22063
COMCAST CORP NEW               CL A SPL         20030N200   1997     121550   SH         Sole        N/A      121550
CONOCOPHILLIPS                 COM              20825C104   1173      23902   SH         Sole        N/A       23902
COSTCO WHSL CORP NEW           COM              22160K105   2309      42105   SH         Sole        N/A       42105
CVS CAREMARK CORPORATION       COM              126650100   2328      79385   SH         Sole        N/A       79385
DANAHER CORP DEL               COM              235851102   2761      74370   SH         Sole        N/A       74370
DELTA AIR LINES INC DEL        COM NEW          247361702    223      19000   SH         Sole        N/A       19000
DENTSPLY INTL INC NEW          COM              249030107    636      21270   SH         Sole        N/A       21270
DEVON ENERGY CORP NEW          COM              25179M103    629      10330   SH         Sole        N/A       10330
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    509      16461   SH         Sole        N/A       16461
DISNEY WALT CO                 COM DISNEY       254687106   2255      71598   SH         Sole        N/A       71598
DRESSER-RAND GROUP INC         COM              261608103    470      14900   SH         Sole        N/A       14900
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    236       6834   SH         Sole        N/A        6834
E M C CORP MASS                COM              268648102   1219      66590   SH         Sole        N/A       66590
ECOLAB INC                     COM              278865100   3529      78585   SH         Sole        N/A       78585
ELECTRONIC ARTS INC            COM              285512109    797      55375   SH         Sole        N/A       55375
EMERSON ELEC CO                COM              291011104   1605      36742   SH         Sole        N/A       36742
EXELON CORP                    COM              30161N101    597      15717   SH         Sole        N/A       15717
EXPRESS SCRIPTS INC            COM              302182100    320       6795   SH         Sole        N/A        6795
EXXON MOBIL CORP               COM              30231G102   7498     131391   SH         Sole        N/A      131391
FASTENAL CO                    COM              311900104    802      15975   SH         Sole        N/A       15975
FEDEX CORP                     COM              31428X106    267       3805   SH         Sole        N/A        3805
FIDELITY NATL INFORMATION SV   COM              31620M106    352      13110   SH         Sole        N/A       13110
FIRST SOLAR INC                COM              336433107   1420      12475   SH         Sole        N/A       12475
FORD MTR CO DEL                COM PAR $0.01    345370860    115      11435   SH         Sole        N/A       11435
FUEL TECH INC                  COM              359523107    388      61318   SH         Sole        N/A       61318
GALLAGHER ARTHUR J & CO        COM              363576109    327      13400   SH         Sole        N/A       13400
GENERAL ELECTRIC CO            COM              369604103   2615     181334   SH         Sole        N/A      181334
GENWORTH FINL INC              COM CL A         37247D106    222      17000   SH         Sole        N/A       17000
GOOGLE INC                     CL A             38259P508   2484       5583   SH         Sole        N/A        5583
HARLEY DAVIDSON INC            COM              412822108    403      18140   SH         Sole        N/A       18140
HARTFORD FINL SVCS GROUP INC   COM              416515104    212       9563   SH         Sole        N/A        9563
HEWLETT PACKARD CO             COM              428236103   2023      46734   SH         Sole        N/A       46734
HOME DEPOT INC                 COM              437076102    419      14937   SH         Sole        N/A       14937
HOSPIRA INC                    COM              441060100    236       4100   SH         Sole        N/A        4100
ILLINOIS TOOL WKS INC          COM              452308109    367       8893   SH         Sole        N/A        8893
INTEL CORP                     COM              458140100    527      27085   SH         Sole        N/A       27085
INTERNATIONAL BUSINESS MACHS   COM              459200101   3017      24436   SH         Sole        N/A       24436
INTUITIVE SURGICAL INC         COM NEW          46120E602   1302       4125   SH         Sole        N/A        4125
ISHARES TR                     S&P GLB MTRLS    464288695    445       8505   SH         Sole        N/A        8505
JACOBS ENGR GROUP INC DEL      COM              469814107   1867      51235   SH         Sole        N/A       51235
JOHNSON & JOHNSON              COM              478160104   4834      81845   SH         Sole        N/A       81845
JOY GLOBAL INC                 COM              481165108    382       7625   SH         Sole        N/A        7625
JPMORGAN CHASE & CO            COM              46625H100   1495      40830   SH         Sole        N/A       40830
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   1040      15980   SH         Sole        N/A       15980
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    795      14047   SH         Sole        N/A       14047
KOHLS CORP                     COM              500255104    578      12175   SH         Sole        N/A       12175
KOPIN CORP                     COM              500600101     39      11450   SH         Sole        N/A       11450
KOREA ELECTRIC PWR             SPONSORED ADR    500631106    219      17000   SH         Sole        N/A       17000
KRAFT FOODS INC                CL A             50075N104   1092      39010   SH         Sole        N/A       39010
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    972      13720   SH         Sole        N/A       13720
LAZARD LTD                     SHS A            G54050102    202       7560   SH         Sole        N/A        7560
LIBERTY GLOBAL INC             COM SER A        530555101    681      26221   SH         Sole        N/A       26221
LIBERTY GLOBAL INC             COM SER C        530555309    764      29403   SH         Sole        N/A       29403
LOEWS CORP                     COM              540424108    739      22200   SH         Sole        N/A       22200
LOWES COS INC                  COM              548661107    418      20455   SH         Sole        N/A       20455
MADISON SQUARE GARDEN INC      CL A             55826P100    217      11039   SH         Sole        N/A       11039
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    881      55915   SH         Sole        N/A       55915
MCDONALDS CORP                 COM              580135101   2268      34425   SH         Sole        N/A       34425
MCKESSON CORP                  COM              58155Q103    236       3520   SH         Sole        N/A        3520
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    589      10688   SH         Sole        N/A       10688
MEDTRONIC INC                  COM              585055106   1232      33960   SH         Sole        N/A       33960
MERCK & CO INC NEW             COM              58933Y105    503      14393   SH         Sole        N/A       14393
MICROSOFT CORP                 COM              594918104   3875     168412   SH         Sole        N/A      168412
MILLIPORE CORP                 COM              601073109    533       5000   SH         Sole        N/A        5000
MONSANTO CO NEW                COM              61166W101   1343      29049   SH         Sole        N/A       29049
MORGAN STANLEY                 COM NEW          617446448    212       9150   SH         Sole        N/A        9150
MORNINGSTAR INC                COM              617700109    573      13475   SH         Sole        N/A       13475
MYLAN INC                      COM              628530107    230      13500   SH         Sole        N/A       13500
NATIONAL INSTRS CORP           COM              636518102   1026      32300   SH         Sole        N/A       32300
NEW ENGLAND BANCSHARES INC C   COM NEW          643863202    452      58741   SH         Sole        N/A       58741
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    975      10465   SH         Sole        N/A       10465
NEWFIELD EXPL CO               COM              651290108   1533      31375   SH         Sole        N/A       31375
NEWMONT MINING CORP            COM              651639106    228       3700   SH         Sole        N/A        3700
NEWS CORP                      CL A             65248E104   1044      87308   SH         Sole        N/A       87308
NIKE INC                       CL B             654106103   1357      20085   SH         Sole        N/A       20085
NOBLE ENERGY INC               COM              655044105   1014      16800   SH         Sole        N/A       16800
NOVARTIS A G                   SPONSORED ADR    66987V109    262       5425   SH         Sole        N/A        5425
OCCIDENTAL PETE CORP DEL       COM              674599105    338       4380   SH         Sole        N/A        4380
ORACLE CORP                    COM              68389X105    858      39985   SH         Sole        N/A       39985
PEOPLES UNITED FINANCIAL INC   COM              712704105   2125     157389   SH         Sole        N/A      157389
PEPSICO INC                    COM              713448108   3941      64657   SH         Sole        N/A       64657
PFIZER INC                     COM              717081103   1052      73749   SH         Sole        N/A       73749
POWERSHARES ETF TRUST          DYN BIOT & GEN   73935X856    370      21465   SH         Sole        N/A       21465
POWERSHARES ETF TRUST          DYN OIL SVCS     73935X625    697      48302   SH         Sole        N/A       48302
POWERSHARES GLOBAL ETF TRUST   GBL WTR PORT     73936T623    934      58275   SH         Sole        N/A       58275
PRAXAIR INC                    COM              74005P104   1659      21834   SH         Sole        N/A       21834
PRECISION CASTPARTS CORP       COM              740189105    244       2371   SH         Sole        N/A        2371
PROCTER & GAMBLE CO            COM              742718109   5522      92065   SH         Sole        N/A       92065
PROGRESSIVE CORP OHIO          COM              743315103    766      40900   SH         Sole        N/A       40900
PROSHARES TR                   PSHS ULSHT SP500 74347R883    420      11150   SH         Sole        N/A       11150
QUALCOMM INC                   COM              747525103    781      23795   SH         Sole        N/A       23795
QUANTA SVCS INC                COM              74762E102   2323     112490   SH         Sole        N/A      112490
SCHLUMBERGER LTD               COM              806857108   1379      24911   SH         Sole        N/A       24911
SPDR GOLD TRUST                GOLD SHS         78462F103   1884      15484   SH         Sole        N/A       15484
STANLEY BLACK & DECKER INC     COM              854502101   1214      24024   SH         Sole        N/A       24024
STATE STR CORP                 COM              857477103    452      13360   SH         Sole        N/A       13360
STERLING BANCORP               COM              859158107    197      21896   SH         Sole        N/A       21896
STRYKER CORP                   COM              863667101   2247      44885   SH         Sole        N/A       44885
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    980      18850   SH         Sole        N/A       18850
TEXTRON INC                    COM              883203101    473      27852   SH         Sole        N/A       27852
THERMO FISHER SCIENTIFIC INC   COM              883556102   2620      53415   SH         Sole        N/A       53415
TORONTO DOMINION BK ONT        COM              891160509    722      11124   SH         Sole        N/A       11124
TRANSOCEAN LTD                 REG SHS          H8817H100   1195      25817   SH         Sole        N/A       25817
UNION PAC CORP                 COM              907818108    234       3362   SH         Sole        N/A        3362
UNITED PARCEL SERVICE INC      CL B             911312106    316       5553   SH         Sole        N/A        5553
UNITED TECHNOLOGIES CORP       COM              913017109   4058      62513   SH         Sole        N/A       62513
UNITEDHEALTH GROUP INC         COM              91324P102   1094      38538   SH         Sole        N/A       38538
VALE S A                       ADR              91912E105    385      15810   SH         Sole        N/A       15810
VERIZON COMMUNICATIONS INC     COM              92343V104    519      18506   SH         Sole        N/A       18506
VISA INC                       COM CL A         92826C839    964      13620   SH         Sole        N/A       13620
WAL MART STORES INC            COM              931142103   3026      62940   SH         Sole        N/A       62940
WALGREEN CO                    COM              931422109    232       8690   SH         Sole        N/A        8690
WASTE MGMT INC DEL             COM              94106L109   1029      32900   SH         Sole        N/A       32900
WELLS FARGO & CO NEW           COM              949746101    301      11740   SH         Sole        N/A       11740
WESTERN UN CO                  COM              959802109    228      15300   SH         Sole        N/A       15300
WILLIAMS COS INC DEL           COM              969457100    219      12000   SH         Sole        N/A       12000
WILLIS GROUP HOLDINGS LTD      SHS              G96655108   1307      43500   SH         Sole        N/A       43500
WOODWARD GOVERNOR CO           COM              980745103    731      28620   SH         Sole        N/A       28620
XL CAP LTD                     CL A             G98255105    208      13000   SH         Sole        N/A       13000
YAHOO INC                      COM              984332106    644      46600   SH         Sole        N/A       46600
YUM BRANDS INC                 COM              988498101   1513      38749   SH         Sole        N/A       38749
ZIMMER HLDGS INC               COM              98956P102    484       8952   SH         Sole        N/A        8952